FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/10

Item 1. Schedule of Investments.

Franklin High Income Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

Franklin High Income Trust
Statement of Investments, August 31, 2010 (unaudited) *(continued)*

8.25%, 4/01/20	United States	5,700,000	6,077,625
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	15,000,000	15,562,500
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	9,264,000	9,935,640
El Paso Corp., senior note,			
12.00%, 12/12/13	United States	5,000,000	6,050,000
6.875%, 6/15/14	United States	15,000,000	15,949,485
7.00%, 6/15/17	United States	10,000,000	10,614,140
[i]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	25,000,000	24,252,900
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	22,000,000	20,680,000
General Maritime Corp., senior note, 12.00%, 11/15/17	United States	14,200,000	15,087,500
Holly Corp., senior note, 9.875%, 6/15/17	United States	9,250,000	9,758,750
[d]Holly Energy Partners LP, senior note, 144A, 8.25%, 3/15/18	United States	13,200,000	13,629,000
[d]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	United States	22,000,000	23,320,000
MarkWest Energy Partners LP, senior note, 8.75%, 4/15/18	United States	20,000,000	21,500,000
[d]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	10,000,000	10,050,000
[d]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	6,000,000	6,045,000
9.75%, 8/15/13	Canada	10,000,000	9,925,000
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	6,900,000	7,555,500
6.50%, 9/15/20	United States	12,500,000	13,203,125
Penn Virginia Resource, senior note, 8.25%, 4/15/18	United States	5,100,000	5,176,500
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	21,550,000	24,162,938
[d]144A, 7.25%, 8/15/18	United States	3,300,000	3,291,750
[d]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	19,700,000	17,730,000
Plains Exploration & Production Co., senior note,			
10.00%, 3/01/16	United States	3,000,000	3,300,000
7.625%, 6/01/18	United States	27,000,000	27,506,250
Pride International Inc., senior note, 6.875%, 8/15/20	United States	7,400,000	7,797,750
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	20,000,000	20,500,000
11.75%, 1/01/16	United States	2,600,000	3,003,000
9.125%, 8/15/19	United States	5,000,000	5,387,500
SandRidge Energy Inc., senior note,			
[d]144A, 8.00%, 6/01/18	United States	27,500,000	25,987,500
[d]144A, 8.75%, 1/15/20	United States	3,300,000	3,151,500
[f]PIK, 8.625%, 4/01/15	United States	2,500,000	2,403,125
Teekay Corp., senior note, 8.50%, 1/15/20	Canada	7,200,000	7,758,000
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	23,000,000	22,252,500
[d]Vantage Drilling Co., senior secured note, 144A, 11.50%, 8/01/15	United States	15,400,000	15,438,500
			579,743,244
Food & Staples Retailing 0.9%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	17,100,000	18,254,250
[d]144A, 8.00%, 8/15/20	United States	10,375,000	10,362,031
			28,616,281
Food, Beverage & Tobacco 2.7%			
[d]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	15,350,000	15,887,250
[d]Cott Beverages USA Inc., senior note, 144A, 8.125%, 9/01/18	United States	7,900,000	8,146,875
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	United States	11,171,000	13,488,983
[d]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	23,000,000	26,565,000
[d]Pinnacle Foods Finance LLC, senior note, 144A, 8.25%, 9/01/17	United States	25,000,000	24,843,750
			88,931,858
Health Care Equipment & Services 7.2%			
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	20,000,000	21,180,680
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	25,000,000	25,968,750
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	15,000,000	15,712,500
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	6,300,000	6,134,625
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,515,000
senior secured note, 9.125%, 11/15/14	United States	35,000,000	36,837,500
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,237,500

Quarterly Statement of Investments

Quarterly Statement of Investments

Quarterly Statement of Investments

Quarterly Statement of Investments

Franklin High Income Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

Quarterly Statement of Investments

Quarterly Statement of Investments

Franklin High Income Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

At August 31 , 2010, the Fund had the following forward exchange contract outstanding. See Note 3.

Forward Exchange Contract

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Sell	4,868,750	$7,098,151	12/15/10	$926,901	$

Franklin High Income Trust

Statement of Investments, August 31,2010 (unaudited) (continued)

ABBREVIATIONS

Quarterly Statement of Investments

Franklin High Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The values investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Board of Trustees, the may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain (dElrivati've~;)trade in the over-the-counter market. The pncmg services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

     invests in in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

     enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the investment objectives.

4. INCOME TAXES

At August 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments		$3,204,787,883

Unrealized appreciation		$189,591,468
Unrealized depreciation		(178,082,568)
Net unrealized appreciation	(depreciation)	$11,508,900

5. RESTRICTED SECURITIES

At August 31, 2010, the held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the for the months ended August 31, 2010, were as shown below.

7. FAIR VALUE MEASUREMENTS

The follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the own market assumptions (unobservable inputs). These inputs are used in determining the value of the investments and are summarized in the following fair value hierarchy:

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing sel:::uriti are not an indication of the risk associated with investing in those

For movements between the levels within the fair value hierarchy, the adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of August 31 , 2010, in valuing the Fund's assets and liabilities carried at fair value:

8. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the policy regarding other significant accounting policies, please refer to the most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 28, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 28, 2010